     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 2010

                                                FILE NOS. 333-143407; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        [X]
                          PRE-EFFECTIVE AMENDMENT NO.                               [_]
                          POST-EFFECTIVE AMENDMENT NO. 9                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                   [X]
                        AMENDMENT NO. 43                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on (date) pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                    SUPPLEMENT DATED SEPTEMBER   , 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. INCOME PROTECTOR

    A. NEW WITHDRAWAL FACTOR PERCENTAGES FOR CONTRACTS ISSUED ON OR AFTER
       SEPTEMBER   , 2010

   If the Income Protector rider is elected with the purchase of the contract, new Withdrawal Factor Percentages for Income Protector will apply for
   contracts issued on or after the later of September   , 2010, or the date on
   which state insurance authorities approve contract modifications.

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER   , 2010, OR THE
   DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:



                          AGE OF    SINGLE     JOINT
                          YOUNGER  ANNUITANT ANNUITANT
                         ANNUITANT CONTRACT  CONTRACT
                         -----------------------------
                           50-54     3.00%     2.75%
                           55-59     4.00%     3.75%
                           60-64     4.50%     4.25%
                           65-69     5.25%     5.00%
                           70-74     6.00%     5.75%
                           75-79     6.25%     6.00%
                            80+      7.00%     6.75%
                         -----------------------------



   FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER   , 2010, OR THE DATE ON
   WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:



                          AGE OF    SINGLE     JOINT
                          YOUNGER  ANNUITANT ANNUITANT
                         ANNUITANT CONTRACT  CONTRACT
                         -----------------------------
                           50-54     3.00%     2.75%
                           55-59     4.00%     3.75%
                           60-64     4.50%     4.25%
                           65-69     5.00%     4.75%
                           70-74     5.50%     5.25%
                           75-79     6.00%     5.75%
                            80+      7.00%     6.75%
                         -----------------------------



   The disclosure in the "Income Protector" section of the prospectus, under the heading, "Withdrawal Limit," is revised accordingly.

48928 SUPP__09/__/10

    B. EXAMPLES

   The examples for Income Protector that begin on page 57 of the prospectus will remain as examples for contracts issued before the later of September
     , 2010, or the date on which state insurance authorities approve contract modifications. The following examples will be added for contracts issued on
   or after the later of September   , 2010, or the date on which state
   insurance authorities approve contract modifications.

   EXAMPLES

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER   , 2010, OR THE
   DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

   The following examples show how Income Protector works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) the contract earns a net return of -2% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    56           $100,000        $    0        $96,868       $100,000    $100,000    $106,000      $106,000     $100,000
    57             96,868             0         93,730        100,000     100,000     112,360       112,360      100,000
    58             93,730             0         90,583        100,000     100,000     119,102       119,102      100,000
    59             90,583             0         87,422        100,000     100,000     126,248       126,248      100,000
    60             87,422             0         84,244        100,000     100,000     133,823       133,823      100,000
    61             84,244             0         81,044        100,000     100,000     141,852       141,852      100,000
    62             81,044             0         77,817        100,000     100,000     150,363       150,363      100,000
    63             77,817             0         74,557        100,000     100,000     159,385       159,385      100,000
    64             74,557             0         71,261        100,000     100,000     168,948       168,948      100,000
    65             71,261         9,402         58,521        100,000     100,000     179,085       179,085       86,158
    66             58,521         9,402         45,993        100,000     100,000     179,085       179,085       71,535
    67             45,993         9,402         33,676        100,000     100,000     179,085       179,085       55,922
    68             33,676         9,402         21,606        100,000     100,000     179,085       179,085       38,966
    69             21,606         9,402          9,777        100,000     100,000     179,085       179,085       19,864
    70              9,777         9,402              0        100,000     100,000     179,085       179,085            0
    71                  0         9,402              0        100,000     100,000     179,085       179,085            0
    72                  0         9,402              0        100,000     100,000     179,085       179,085            0
    73                  0         9,402              0        100,000     100,000     179,085       179,085            0
    74                  0         9,402              0        100,000     100,000     179,085       179,085            0
    75                  0         9,402              0        100,000     100,000     179,085       179,085            0
    76                  0         9,402              0        100,000     100,000     179,085       179,085            0
    77                  0         9,402              0        100,000     100,000     179,085       179,085            0
    78                  0         9,402              0        100,000     100,000     179,085       179,085            0

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    79              $0           $9,402           $0         $100,000    $100,000    $179,085      $179,085        $0
    80               0            9,402            0          100,000     100,000     179,085       179,085         0
    81               0            9,402            0          100,000     100,000     179,085       179,085         0
    82               0            9,402            0          100,000     100,000     179,085       179,085         0
    83               0            9,402            0          100,000     100,000     179,085       179,085         0
    84               0            9,402            0          100,000     100,000     179,085       179,085         0
    85               0            9,402            0          100,000     100,000     179,085       179,085         0
    86               0            9,402            0          100,000     100,000     179,085       179,085         0
    87               0            9,402            0          100,000     100,000     179,085       179,085         0
    88               0            9,402            0          100,000     100,000     179,085       179,085         0
    89               0            9,402            0          100,000     100,000     179,085       179,085         0
    90               0            9,402            0          100,000     100,000     179,085       179,085         0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) the contract earns a net return of 8% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    56           $100,000        $     0       $106,826      $100,000    $100,000    $106,000      $106,000     $106,826
    57            106,826              0        114,127       100,000     106,826     112,360       112,360      114,127
    58            114,127              0        121,938       100,000     114,127     119,102       119,102      121,938
    59            121,938              0        130,291       100,000     121,938     126,248       126,248      130,291
    60            130,291              0        139,225       100,000     130,291     133,823       133,823      139,225
    61            139,225              0        148,777       100,000     139,225     141,852       141,852      148,777
    62            148,777              0        158,990       100,000     148,777     150,363       150,363      158,990
    63            158,990              0        169,908       100,000     158,990     159,385       159,385      169,908
    64            169,908              0        181,576       100,000     169,908     168,948       169,908      181,576
    65            181,576          9,533        184,513       100,000     181,576     179,085       181,576      184,513
    66            184,513          9,687        187,498       100,000     184,513     179,085       184,513      187,498
    67            187,498          9,844        190,530       100,000     187,498     179,085       187,498      190,530
    68            190,530         10,003        193,612       100,000     190,530     179,085       190,530      193,612
    69            193,612         10,165        196,744       100,000     193,612     179,085       193,612      196,744
    70            196,744         10,329        199,926       100,000     196,744     179,085       196,744      199,926
    71            199,926         10,496        203,160       100,000     199,926     179,085       199,926      203,160
    72            203,160         10,666        206,446       100,000     203,160     179,085       203,160      206,446
    73            206,446         10,838        209,786       100,000     206,446     179,085       206,446      209,786
    74            209,786         11,014        213,179       100,000     209,786     179,085       209,786      213,179
    75            213,179         11,192        216,627       100,000     213,179     179,085       213,179      216,627
    76            216,627         11,373        222,585       100,000     216,627     179,085       216,627      222,585
    77            222,585         11,686        228,706       100,000     222,585     179,085       222,585      228,706
    78            228,706         12,007        234,995       100,000     228,706     179,085       228,706      234,995
    79            234,995         12,337        241,458       100,000     234,995     179,085       234,995      241,458
    80            241,458         12,677        248,098       100,000     241,458     179,085       241,458      248,098
    81            248,098         13,025        254,920       100,000     248,098     179,085       248,098      254,920
    82            254,920         13,383        261,931       100,000     254,920     179,085       254,920      261,931
    83            261,931         13,751        269,134       100,000     261,931     179,085       261,931      269,134
    84            269,134         14,130        276,535       100,000     269,134     179,085       269,134      276,535
    85            276,535         14,518        284,140       100,000     276,535     179,085       276,535      284,140
    86            284,140         14,917        291,953       100,000     284,140     179,085       284,140      291,953
    87            291,953         15,328        299,982       100,000     291,953     179,085       291,953      299,982
    88            299,982         15,749        308,232       100,000     299,982     179,085       299,982      308,232
    89            308,232         16,182        316,708       100,000     308,232     179,085       308,232      316,708
    90            316,708         16,627        325,417       100,000     316,708     179,085       316,708      325,417
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

       (4) the Roll-Up Value increases for one year;

       (5) the contract earns a net return of -2% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    75           $100,000        $6,625        $89,746       $100,000    $100,000    $106,000      $106,000      $93,375
    76             89,746         6,625         79,698        100,000     100,000     106,000       106,000       86,750
    77             79,698         6,625         69,883        100,000     100,000     106,000       106,000       80,125
    78             69,883         6,625         60,297        100,000     100,000     106,000       106,000       73,500
    79             60,297         6,625         50,936        100,000     100,000     106,000       106,000       66,875
    80             50,936         6,625         41,755        100,000     100,000     106,000       106,000       60,250
    81             41,755         6,625         32,791        100,000     100,000     106,000       106,000       53,625
    82             32,791         6,625         24,038        100,000     100,000     106,000       106,000       47,000
    83             24,038         6,625         15,494        100,000     100,000     106,000       106,000       40,375
    84             15,494         6,625          7,153        100,000     100,000     106,000       106,000       33,750
    85              7,153         6,625              0        100,000     100,000     106,000       106,000       27,125
    86                  0         6,625              0        100,000     100,000     106,000       106,000       20,500
    87                  0         6,625              0        100,000     100,000     106,000       106,000       13,875
    88                  0         6,625              0        100,000     100,000     106,000       106,000        7,250
    89                  0         6,625              0        100,000     100,000     106,000       106,000          625
    90                  0         6,625              0        100,000     100,000     106,000       106,000            0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

       (4) the Roll-Up Value increases for one year;

       (5) the contract earns a net return of 8% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    75           $100,000        $6,625        $99,686       $100,000    $100,000    $106,000      $106,000      $99,686
    76             99,686         6,625         99,346        100,000     100,000     106,000       106,000       99,346
    77             99,346         6,625         99,013        100,000     100,000     106,000       106,000       99,013
    78             99,013         6,625         98,687        100,000     100,000     106,000       106,000       98,687
    79             98,687         6,625         98,370        100,000     100,000     106,000       106,000       98,370
    80             98,370         6,625         98,061        100,000     100,000     106,000       106,000       98,061
    81             98,061         6,625         97,762        100,000     100,000     106,000       106,000       97,762
    82             97,762         6,625         97,472        100,000     100,000     106,000       106,000       97,472
    83             97,472         6,625         97,194        100,000     100,000     106,000       106,000       97,194
    84             97,194         6,625         96,927        100,000     100,000     106,000       106,000       96,927
    85             96,927         6,625         96,674        100,000     100,000     106,000       106,000       96,674
    86             96,674         6,625         96,434        100,000     100,000     106,000       106,000       96,434
    87             96,434         6,625         96,209        100,000     100,000     106,000       106,000       96,209
    88             96,209         6,625         96,000        100,000     100,000     106,000       106,000       96,000
    89             96,000         6,625         95,808        100,000     100,000     106,000       106,000       95,808
    90             95,808         6,625         95,635        100,000     100,000     106,000       106,000       95,635
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) at age 65, the owner takes an excess withdrawal of $5,000;

       (6) the contract earns a net return of -2% before rider charges are deducted; and

       (7) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $96,669       $100,000    $100,000    $106,000      $106,000     $100,000
    53             96,669              0        93,337        100,000     100,000     112,360       112,360      100,000
    54             93,337              0        89,999        100,000     100,000     119,102       119,102      100,000
    55             89,999              0        86,652        100,000     100,000     126,248       126,248      100,000
    56             86,652              0        83,291        100,000     100,000     133,823       133,823      100,000
    57             83,291              0        79,911        100,000     100,000     141,852       141,852      100,000
    58             79,911              0        76,508        100,000     100,000     150,363       150,363      100,000
    59             76,508              0        73,076        100,000     100,000     159,385       159,385      100,000
    60             73,076              0        69,611        100,000     100,000     168,948       168,948      100,000
    61             69,611              0        66,107        100,000     100,000     179,085       179,085      100,000
    62             66,107              0        62,632        100,000     100,000     179,085       179,085      100,000
    63             62,632              0        59,225        100,000     100,000     179,085       179,085      100,000
    64             59,225              0        55,887        100,000     100,000     179,085       179,085      100,000
    65             55,887         14,402        38,214         88,430      88,430     158,364       158,364       80,116
    66             38,214          8,314        27,198         88,430      88,430     158,364       158,364       71,801
    67             27,198          8,314        16,424         88,430      88,430     158,364       158,364       63,487
    68             16,424          8,314         5,883         88,430      88,430     158,364       158,364       55,173
    69              5,883          8,314             0         88,430      88,430     158,364       158,364       46,859
    70                  0          8,314             0         88,430      88,430     158,364       158,364       38,545
    71                  0          8,314             0         88,430      88,430     158,364       158,364       30,231
    72                  0          8,314             0         88,430      88,430     158,364       158,364            0
    73                  0          8,314             0         88,430      88,430     158,364       158,364            0
    74                  0          8,314             0         88,430      88,430     158,364       158,364            0
    75                  0          8,314             0         88,430      88,430     158,364       158,364            0
    76                  0          8,314             0         88,430      88,430     158,364       158,364            0
    77                  0          8,314             0         88,430      88,430     158,364       158,364            0
    78                  0          8,314             0         88,430      88,430     158,364       158,364            0
    79                  0          8,314             0         88,430      88,430     158,364       158,364            0
    80                  0          8,314             0         88,430      88,430     158,364       158,364            0
    81                  0          8,314             0         88,430      88,430     158,364       158,364            0
    82                  0          8,314             0         88,430      88,430     158,364       158,364            0
    83                  0          8,314             0         88,430      88,430     158,364       158,364            0
    84                  0          8,314             0         88,430      88,430     158,364       158,364            0
    85                  0          8,314             0         88,430      88,430     158,364       158,364            0
    86                  0          8,314             0         88,430      88,430     158,364       158,364            0
    87                  0          8,314             0         88,430      88,430     158,364       158,364            0
    88                  0          8,314             0         88,430      88,430     158,364       158,364            0
    89                  0          8,314             0         88,430      88,430     158,364       158,364            0
    90                  0          8,314             0         88,430      88,430     158,364       158,364            0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) at age 65, the owner takes an excess withdrawal of $5,000;

       (6) the contract earns a net return of 8% before rider charges are deducted; and

       (7) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,620      $100,000    $100,000    $106,000      $106,000     $106,620
    53            106,620              0        113,699       100,000     106,620     112,360       112,360      113,699
    54            113,699              0        121,270       100,000     113,699     119,102       119,102      121,270
    55            121,270              0        129,365       100,000     121,270     126,248       126,248      129,365
    56            129,365              0        138,023       100,000     129,365     133,823       133,823      138,023
    57            138,023              0        147,280       100,000     138,023     141,852       141,852      147,280
    58            147,280              0        157,178       100,000     147,280     150,363       150,363      157,178
    59            157,178              0        167,760       100,000     157,178     159,385       159,385      167,760
    60            167,760              0        179,072       100,000     167,760     168,948       168,948      179,072
    61            179,072              0        191,163       100,000     179,072     179,085       179,085      191,163
    62            191,163              0        204,086       100,000     191,163     179,085       191,163      204,086
    63            204,086              0        217,896       100,000     204,086     179,085       204,086      217,896
    64            217,896              0        232,654       100,000     217,896     179,085       217,896      232,654
    65            232,654         17,214        231,211        97,883     232,654     175,294       232,654      231,211
    66            231,211         11,956        234,989        97,883     227,729     175,294       227,729      234,989
    67            234,989         12,337        238,631        97,883     234,989     175,294       234,989      238,631
    68            238,631         12,528        242,358        97,883     238,631     175,294       238,631      242,358
    69            242,358         12,724        246,170        97,883     242,358     175,294       242,358      246,170
    70            246,170         12,924        250,070        97,883     246,170     175,294       246,170      250,070
    71            250,070         13,129        254,060        97,883     250,070     175,294       250,070      254,060
    72            254,060         13,338        261,047        97,883     254,060     175,294       254,060      261,047
    73            261,047         13,705        268,226        97,883     261,047     175,294       261,047      268,226
    74            268,226         14,082        275,602        97,883     268,226     175,294       268,226      275,602
    75            275,602         14,469        283,181        97,883     275,602     175,294       275,602      283,181
    76            283,181         14,867        290,968        97,883     283,181     175,294       283,181      290,968
    77            290,968         15,276        298,970        97,883     290,968     175,294       290,968      298,970
    78            298,970         15,696        307,192        97,883     298,970     175,294       298,970      307,192
    79            307,192         16,128        315,639        97,883     307,192     175,294       307,192      315,639
    80            315,639         16,571        324,319        97,883     315,639     175,294       315,639      324,319
    81            324,319         17,027        333,238        97,883     324,319     175,294       324,319      333,238
    82            333,238         17,495        342,402        97,883     333,238     175,294       333,238      342,402
    83            342,402         17,976        351,818        97,883     342,402     175,294       342,402      351,818
    84            351,818         18,470        361,493        97,883     351,818     175,294       351,818      361,493
    85            361,493         18,978        371,434        97,883     361,493     175,294       361,493      371,434
    86            371,434         19,500        381,649        97,883     371,434     175,294       371,434      381,649
    87            381,649         20,037        392,144        97,883     381,649     175,294       381,649      392,144
    88            392,144         20,588        402,928        97,883     392,144     175,294       392,144      402,928
    89            402,928         21,154        414,009        97,883     402,928     175,294       402,928      414,009
    90            414,009         21,735        425,394        97,883     414,009     175,294       414,009      425,394
--------------------------------------------------------------------------------------------------------------------------



   The examples provided in the "Income Protector" section of the prospectus are revised accordingly.

2. ROLLUP DEATH BENEFIT RIDER

    A. UPDATED FEATURES FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER   , 2010

   If the Rollup Death Benefit Rider is elected with the purchase of the
   contract, for contracts issued on or after the later of September   , 2010,
   or the date on which state insurance authorities approve contract modifications, there will be one annual rollup and withdrawal factor that will apply for the rider and the Rollup Death Benefit reset will be extended.

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER   , 2010, OR THE
   DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the annual rollup and withdrawal factor for the Rollup Death Benefit Rider is 5% (which is equivalent to a daily interest factor of 1.000133681) for all Annuitants. In addition, the Rollup Death Benefit will not reset after the first contract anniversary after the 90/th/ birthday of the oldest Annuitant.

   FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER , 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, if all Annuitants are age 70 or younger at issue, the annual rollup and withdrawal factor for the Rollup Death Benefit Rider is 5% (which is equivalent to a daily interest factor of 1.000133681). If any Annuitant is age 71 to 75 at issue, the annual rollup and withdrawal factor for the Rollup Death Benefit Rider is 4% (which is equivalent to a daily interest factor of 1.00010746). In addition, the Rollup Death Benefit will not reset after the first contract anniversary after the 85/th/ birthday of the oldest Annuitant.

   The prospectus disclosure in the "Rollup Death Benefit Rider" section of the prospectus is revised accordingly.

    B. EXAMPLES

   The examples for the Rollup Death Benefit Rider in Appendix A of the prospectus will remain as examples for contracts issued before the later of
   September   , 2010, or the date on which state insurance authorities approve contract modifications. The following examples will be added to the disclosure for the Rollup Death Benefit Rider in Appendix A of the
   prospectus for contracts issued on or after the later of September   , 2010,
   or the date on which state insurance authorities approve contract modifications.

   ROLLUP DEATH BENEFIT RIDER

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER   , 2010, OR THE
   DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

   The following example shows how the Rollup Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

       (1) the owner purchases the contract for $100,000;

       (2) the contract earns a 0% net return;

       (3) the owner makes no additional purchase payments;

       (4) the annual rollup and withdrawal factor for the rider is 5%;

       (5) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

       (6) the contract is not subject to premium taxes.



                    PARTIAL
END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
 YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
----------------------------------------------------
  0        75        $    0   $100,000   $100,000
  1        76         5,000     95,000    100,000
  2        77         5,000     90,000    100,000
  3        78         5,000     85,000    100,000
  4        79         5,000     80,000    100,000

                    PARTIAL
END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
 YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
----------------------------------------------------
  5        80        $5,000   $75,000    $100,000
  6        81         5,000    70,000     100,000
  7        82         5,000    65,000     100,000
  8        83         5,000    60,000     100,000
  9        84         5,000    55,000     100,000
  10       85         5,000    50,000     100,000
  11       86         5,000    45,000     100,000
  12       87         5,000    40,000     100,000
  13       88         5,000    35,000     100,000
  14       89         5,000    30,000     100,000
  15       90         5,000    25,000     100,000
  16       91         5,000    20,000     100,000
  17       92         5,000    15,000      95,000
  18       93         5,000    10,000      90,000
  19       94         5,000     5,000      85,000
  20       95         5,000         0           0
----------------------------------------------------



   Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

   Partial withdrawals exceeding 5% of purchase payments in any year will reduce the Rollup Death Benefit on a pro rata basis (by the proportion that the partial withdrawal, including any applicable surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro rata basis). For example:



                                                      5% ROLLUP
                                         5% ROLLUP      DEATH
                                       DEATH BENEFIT   BENEFIT
                                        BEFORE ANY    AFTER THE
          PURCHASE  PARTIAL   CONTRACT    PARTIAL      PARTIAL
  DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
----------------------------------------------------------------
3/31/2010 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2018                 0    20,000      14,775       14,775
3/31/2019             7,000    14,000      15,513        7,785



   Therefore, if a $7,000 partial withdrawal is taken on March 31, 2019, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

   The examples provided in the disclosure for the Rollup Death Benefit Rider in Appendix A of the prospectus are revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 8 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 9 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of Contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement P5428 01/09. Previously filed on
             March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 2, Registration No.
             333-143407.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(a)(vii) Roth IRA Endorsement P5363 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-143407.


 (4)(b)(i)     Guaranteed Minimum Withdrawal Benefit for Life Rider P5423 01/09 and
               P5423DB 01/09. Previously filed on March 6, 2009 with Post-Effective
               Amendment No. 2 to Form N-4 for Genworth Life & Annuity VA Separate
               Account 2, Registration No. 333-143407.

 (4)(b)(ii)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(ii)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5429 01/09. Previously filed on March
               6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(ii)    Rollup Death Benefit Rider P5430 01/09. Previously filed on March 6,
               2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(iii)   Earnings Protector Death Benefit Rider P5431 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (4)(d)        Joint Owner and Annuitant Endorsement P5425 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Reinsurance Agreements. Previously filed on April 26, 2010 with
               Post-Effective Amendment No. 8 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (8)(a)(ii)    First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-47732.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.


 (8)(c)    Reserved.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f)    Reserved.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Reserved.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

 (8)(s)    Reserved.


 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Reserved.

 (8)(x)    Reserved.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (9)       Opinion and Consent of Michael D. Pappas. Previously filed on April
           26, 2010 with Post-Effective Amendment No. 8 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 8 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-143407.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Previously filed on December 22, 2009 with
           Post-Effective Amendment No. 7 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Leon E. Roday(1)        Director and Senior Vice President
Matthew P. Clark        Director
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Kelly L. Groh           Senior Vice President and Chief Financial Officer
Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Thomas M. Stinson       Senior Vice President
Geoffrey S. Stiff       Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer
Matthew P. Sharpe       Vice President
Michael P. Cogswell     Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 1061 owners of Qualified Contracts and 882 owners of Non-Qualified Contracts as of July 13, 2010.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


         NAME                ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
         ----                 -------        --------------------------------------
Christopher J. Grady... 6610 W. Broad St.   Director, President and Chief Executive
                        Richmond, VA 23230  Officer
Thomas E. Duffy........ 6610 W. Broad St.   Director and Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.   Director
                        Richmond, VA 2320

         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Geoffrey S. Stiff...... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     9.9%    $3.4 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of July, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                        TITLE                  DATE
               ----                       -----                   ----

     /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      July 19, 2010
     ------------------------   President and Chief
        PAMELA S. SCHUTZ        Executive Officer

     /s/  RONALD P. JOELSON*  Director, Senior Vice          July 19, 2010
     ------------------------   President and Chief
        RONALD P. JOELSON       Investment Officer

       /s/  PAUL A. HALEY*    Director, Senior Vice          July 19, 2010
     ------------------------   President and Chief Actuary
          PAUL A. HALEY

       /S/  LEON E. RODAY*    Director and Senior Vice       July 19, 2010
     ------------------------   President
          LEON E. RODAY

     ------------------------ Director                       July __, 2010
        MATTHEW P. CLARK

       /S/  KELLY L. GROH*    Senior Vice President and      July 19, 2010
     ------------------------   Chief Financial Officer
          KELLY L. GROH

      /S/  JAC J. AMERELL*    Vice President and Controller  July 19, 2010
     ------------------------
         JAC J. AMERELL



*By:    /s/  MICHAEL P.    , pursuant to Power of Attorney     July 19, 2010
           COGSWELL          executed on December 16, 2009.
      -------------------
      MICHAEL P. COGSWELL